Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)		Total		Common Stock		Additional Paid-in Capital	Accumulated Deficit	Noncontrolling Interest	Member Units	Members Equity
Balance at Dec. 31, 2018		$ (33,655,000)					$ (311,913,000)			$ 278,258,000
Balance (in shares) at Dec. 31, 2018									566,200
Net income (loss) attributable to Alignment Healthcare, Inc.		(44,732,000)					(44,732,000)
Equity-based compensation		1,157,000								1,157,000
Capital contribution		500,000								500,000
Return of Capital		(1,981,000)								(1,981,000)
Balance at Dec. 31, 2019		(78,711,000)					(356,645,000)			277,934,000
Balance (in shares) at Dec. 31, 2019									566,200
Ending Balance at Dec. 31, 2019	[1]	(78,711,000)		$ 147,000		$ 277,787,000	(356,645,000)
Ending Balance, Shares at Dec. 31, 2019	[1]			147,157,801
Net income (loss) attributable to Alignment Healthcare, Inc.		9,139,000					9,139,000
Issuance of common stock, net of issuance costs		131,629,000		$ 17,000		131,612,000	0
Issuance of common stock, net of issuance costs, Shares				16,905,986
Equity-based compensation		980,000		$ 0		980,000	0
Equity repurchase		(1,361,000)		0		(1,361,000)	0
Ending Balance at Sep. 30, 2020	[2]	61,676,000		$ 164,000		409,018,000	(347,506,000)
Ending Balance, Shares at Sep. 30, 2020	[2]			164,063,787
Beginning Balance at Dec. 31, 2019	[1]	(78,711,000)		$ 147,000		277,787,000	(356,645,000)
Beginning Balance, Shares at Dec. 31, 2019	[1]			147,157,801
Balance at Dec. 31, 2019		(78,711,000)					(356,645,000)			277,934,000
Balance (in shares) at Dec. 31, 2019									566,200
Net income (loss) attributable to Alignment Healthcare, Inc.		(22,926,000)					(22,926,000)
Equity-based compensation		2,124,000								2,124,000
Capital contribution, units									65,047
Capital contribution		131,629,000								131,629,000
Return of Capital		(1,505,000)								(1,505,000)
Balance at Dec. 31, 2020		30,611,000					(379,571,000)			$ 410,182,000
Balance (in shares) at Dec. 31, 2020									631,247
Ending Balance at Dec. 31, 2020	[1]	$ 30,611,000	[3]	$ 164,000		410,018,000	(379,571,000)
Ending Balance, Shares at Dec. 31, 2020		164,063,787		164,063,787	[1]
Beginning Balance at Jun. 30, 2020	[2]	$ 50,864,000		$ 164,000		409,052,000	(358,352,000)
Beginning Balance, Shares at Jun. 30, 2020	[2]			164,063,787
Net income (loss) attributable to Alignment Healthcare, Inc.		10,846,000					10,846,000
Adjustment to issuance cost estimate related to initial public offering		0				0
Equity-based compensation		304,000		$ 0		304,000	0
Equity repurchase		(338,000)		0		(338,000)	0
Ending Balance at Sep. 30, 2020	[2]	61,676,000		$ 164,000		409,018,000	(347,506,000)
Ending Balance, Shares at Sep. 30, 2020	[2]			164,063,787
Beginning Balance at Dec. 31, 2020	[1]	$ 30,611,000	[3]	$ 164,000		410,018,000	(379,571,000)
Beginning Balance, Shares at Dec. 31, 2020		164,063,787		164,063,787	[1]
Net income (loss) attributable to Alignment Healthcare, Inc.		$ (147,452,000)					(147,452,000)
Noncontrolling interest attributable to subsidiary		15,000						$ 15,000
Issuance of common stock, net of issuance costs		361,589,000		$ 22,000		361,567,000	0
Issuance of common stock, net of issuance costs, Shares				21,700,000
Issuance of common stock to third-party business partners		6,480,000		$ 1,000		6,479,000	0
Issuance of common stock to third-party business partners, Shares				573,782
Issuance of common stock to stock appreication rights holders		11,510,000		$ 1,000		11,509,000	0
Issuance of common stock to stock appreication rights holders, Shares				936,213
Forfeitures		0
Forfeitures, shares				(22,946)
Equity-based compensation		63,796,000		$ 0		63,796,000
Equity repurchase		(1,474,000)		0		(1,474,000)
Ending Balance at Sep. 30, 2021		$ 325,075,000		$ 188,000		851,895,000	(527,023,000)	15,000
Ending Balance, Shares at Sep. 30, 2021		187,250,836		187,250,836
Beginning Balance at Jun. 30, 2021		$ 340,380,000		$ 188,000		821,384,000	(481,207,000)	15,000
Beginning Balance, Shares at Jun. 30, 2021				187,273,782
Net income (loss) attributable to Alignment Healthcare, Inc.		(45,816,000)					(45,816,000)
Adjustment to issuance cost estimate related to initial public offering		0				0
Noncontrolling interest attributable to subsidiary		0						0
Issuance of common stock to third-party business partners		0		$ 0
Forfeitures, shares				(22,946)
Equity-based compensation		30,511,000		$ 0		30,511,000	0
Ending Balance at Sep. 30, 2021		$ 325,075,000		$ 188,000		$ 851,895,000	$ (527,023,000)	$ 15,000
Ending Balance, Shares at Sep. 30, 2021		187,250,836		187,250,836

[1]	The consolidated balances as of December 31, 2020 and 2019 were derived from the audited consolidated financial statements as of that date and were retroactively adjusted, including shares and per share amounts, as a result of the Reorganization. See Note 1 to the condensed consolidated financial statements for additional details.
[2]	The consolidated balances as of June 30, 2020 and September 30, 2020 were derived from the audited consolidated financial statements as of that date and were retroactively adjusted, including shares and per share amounts, as a result of the Reorganization. See Note 1 to the condensed consolidated financial statements for additional details.
[3]	The condensed consolidated balance sheet as of December 31, 2020 was derived from the audited consolidated financial statements as of that date and was retroactively adjusted, including shares and per share amounts, as a result of the Reorganization. See Note 1 to the condensed consolidated financial statements for additional details.